Summary of Significant Accounting Policies - Lease (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
New Accounting Pronouncement, Early Adoption [Line Items]
Capital leases	¥ 0		¥ 0		¥ 0
Operating lease right-of-use assets	105,938	$ 16,236	159,321
Operating lease liabilities	110,631		152,390
Operating lease liabilities-current	40,204	6,162	38,608
Operating lease liabilities-non-current	70,427	$ 10,792	113,782
ASU 2016-02
New Accounting Pronouncement, Early Adoption [Line Items]
Operating lease right-of-use assets	105,938		159,321	¥ 43,680
Operating lease liabilities	110,631		152,390	¥ 43,517
Operating lease liabilities-current	40,204		38,608
Operating lease liabilities-non-current	¥ 70,427		¥ 113,782